Stockholders' Equity (Details) - Schedule of Company’s Warrant Activity	6 Months Ended
Jun. 30, 2023 $ / shares shares
Schedule of company’s warrant activity [Abstract]
Number of shares outstanding Beginning balance	153,683
Weighted Average Exercise, Beginning balance (in Dollars per share) | $ / shares	$ 36.96
Weighted Average Remaining Life, Beginning balance	2 years 11 months 15 days
Number of share, Granted	344,212
Weighted Average Exercise, Granted	3.39
Weighted Average Remaining Life, Granted	4 years 10 months 13 days
Number of shares, Exercised/cancelled
Number of shares outstanding Ending balance	497,895
Weighted Average Exercise, Ending balance (in Dollars per share) | $ / shares	$ 13.75
Weighted Average Remaining Life, Ending balance	4 years 1 month 17 days